Summary of Significant Accounting Policies (Details Narrative)	10 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 HKD ($)
FDIC insured amount		$ 250,000
FSD insured amonut					$ 800,000
Cash and restricted cash uninsured
Allowance for doubtful accounts		$ 0		0
LPR borrowing rate, percentage		3.00%	3.00%
Corporate tax rate		21.00%	21.00%
Value added tax rate	13.00%	13.00%	13.00%
General and administrative expenses		$ 200,351		$ 535,929
HONG KONG
Assessable profits percentage		8.25%	8.25%
Assessable profits			$ 2,000,000
Assessable profits, percent		16.50%	16.50%
Assessable profits, value			$ 2,000,000
State Administration of Taxation, China [Member]
U.S. federal income tax rate		25.00%	25.00%
Shanghai Xinsen Import and Export Co Ltd [Member] | XingxiuHua [Member]
Ownership percentage		90.00%			90.00%
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member] | XingxiuHua [Member]
Ownership percentage description		Effective October 1, 2022, Ms. Hua reduced her ownership interest in Shanghai Xinsen from 90% to 15%	Effective October 1, 2022, Ms. Hua reduced her ownership interest in Shanghai Xinsen from 90% to 15%